UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter:   June 30, 2002
                                         -------------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:           Pettyjohn Co
Address:        1925 Atherholt Road
                Lynchburg, VA  24501
                --------------------


Form 13F File Number: 28-05957
                     ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: John D. Doyle, Jr.
Title: President
Phone: 434-845-1266

Signature, Place, and Date of Signing:

John D. Doyle, Jr.              Lynchburg, VA                     07/29/02
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                   ----------------------

Form 13F Information Table Entry Total:       69
                                        ----------------------

Form 13F Information Table Value Total:      118,468
                                        ----------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Name of                       Title of               Value    Shrs or                 Investment Other      Voting Authority
Issuer                         Class      CUSIP    (x$1000)   Pm Amt  SH/PRN Put/Call Discretion Managers  Sole  Shared   None
------                         -----      -----    --------   ------- ------ -------- ---------- --------  ----  ------   ----
Abbott Labs                    common   002824100     2,686    71,333                      Sole           71,333
ADM                            common    39483102       428    33,487                      Sole           33,487
American Electric Power        common   025537101       227     5,666                      Sole            5,666
Agilent Technologies           common   00846U101       615    26,014                      Sole           26,014
Air Products & Chemicals       common   009158106     1,017    20,150                      Sole           20,150
Bank of America                common    60505104     5,291    75,193                      Sole           75,193
Barnes & Noble                 common   067774109       988    37,400                      Sole           37,400
BB&T                           common    54937107     1,622    42,011                      Sole           42,011
Bell South                     common    79860102     2,094    66,474                      Sole           66,474
Biomet                         common   090613100       614    22,775                      Sole           22,775
Boeing                         common    97023105     1,271    28,247                      Sole           28,247
BP Amoco                       common    55622104     2,328    46,106                      Sole           46,106
Bristol Myers Squibb           common   110122108     1,481    57,624                      Sole           57,624
Chevron                        common   166751107     1,213    13,711                      Sole           13,711
Cisco Systems                  common   17275R102     1,175    85,116                      Sole           85,116
Citigroup Inc                  common   172967101     2,088    53,884                      Sole           53,884
Coca-Cola                      common   191216100     1,587    28,342                      Sole           28,342
Conoco Class A                 common   208251306       368    13,250                      Sole           13,250
Consolidated Edison            common   209115104       263     6,300                      Sole            6,300
CSX                            common   126408103       267     7,622                      Sole            7,622
Dell Computer                  common   247025109     1,956    75,520                      Sole           75,520
Dow Chemical Co                common   260543103       279     8,103                      Sole            8,103
Duke Energy                    common   264399106     1,539    49,500                      Sole           49,500
Duke Energy 8 1/4 Pfd          common   264399585     1,070    47,550                      Sole           47,550
DuPont                         common   263534109     2,706    60,954                      Sole           60,954
Ericsson                       common   294821400        72    50,325                      Sole           50,325
Exxon- Mobil                   common   30231G102    10,964   267,930                      Sole          267,930
Fedex                          common   31428X106     1,137    21,300                      Sole           21,300
First Virginia Bank            common   337477103       911    16,993                      Sole           16,993
Ford Motor                     common   345370860       944    59,021                      Sole           59,021
General Electric               common   369604103    10,327   355,478                      Sole          355,478
Gillette                       common   375766102       232     6,848                      Sole            6,848
Glaxo SmithKline ADR           common   37733W105       319     7,406                      Sole            7,406
Guidant                        common   401698105       629    20,800                      Sole           20,800
Hershey Foods                  common   427866108       300     4,800                      Sole            4,800
Home Depot                     common   437076102     1,001    27,263                      Sole           27,263
Honeywell                      common   438516106       451    12,800                      Sole           12,800
IBM Corp                       common   459200101       331     4,595                      Sole            4,595
ITT Hartford Cap I 7.7% Pfd    Pfd      416315208       233     9,300                      Sole            9,300
Intel                          common   458140100       734    40,200                      Sole           40,200
Jefferson Pilot                common   475070108     6,026   128,209                      Sole          128,209
Johnson & Johnson              common   478160104     4,309    82,457                      Sole           82,457
Key Corp		       common   493267108	206     7,530                      Sole            7,530
Kimberly Clark                 common   494368103       753    12,150                      Sole           12,150
Kraft Foods                    common   50075N104       464    11,325                      Sole           11,325
Lowes			       common	548661107       613    13,500                      Sole           13,500
MBNA                           common   55262L100     1,031    31,162                      Sole           31,162
3M                             common   604059105     1,420    11,543                      Sole           11,543
Martin Marietta Materials      common   573284106       597    15,300                      Sole           15,300
Medtronic                      common   585055106       845    19,725                      Sole           19,725
Merck                          common   589331107     2,332    46,050                      Sole           46,050
Microsoft                      common   594918104     1,657    30,594                      Sole           30,594
Norfolk Southern               common   655844108     2,489   106,446                      Sole          106,446
Pepsi                          common   713448108     2,576    53,450                      Sole           53,450
Pfizer                         common   717081103     1,838    52,504                      Sole           52,504
Philip Morris                  common   718154107       571    13,065                      Sole           13,065
Procter & Gamble               common   742718109     5,995    67,129                      Sole           67,129
Royal Dutch                    common   780257804     1,351    24,450                      Sole           24,450
S & P 500 Technology Index     common   81369Y803       305    19,250                      Sole           19,250
S&P Financial Svc Index        common   81369Y605       317    12,600                      Sole           12,600
SBC Communications             common   78387G103     2,398    78,625                      Sole           78,625
Southern Capital 8.25% Pfd     Pfd      842542201       156    15,450                      Sole           15,450
Sprint Corp                    common   852061100       434    40,881                      Sole           40,881
SunTrust Bank                  common   867914103     2,234    32,992                      Sole           32,992
United Techologies             common   913017109     1,558    22,948                      Sole           22,948
VA PowerCo 7.15% Pfd Ser A     Pfd      927804617       416    16,500                      Sole           16,500
Verizon                        common   92343V104     4,452   110,882                      Sole          110,882
Wachovia                       common   929771103     6,004   157,266                      Sole          157,266
Wyeth                          common   983024100     1,363    26,619                      Sole           26,619


                                                    118,468